Expense Example - The Cook & Bynum Fund - The Cook & Bynum Fund Class	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,048
Expense Example, with Redemption, 10 Years	$ 2,325